Description of Business (Hong Kong Wetouch Electronics Technology Limited)	12 Months Ended
Dec. 31, 2019
Hong Kong Wetouch Electronics Technology Limited [Member]
Description of Business

NOTE 1 — DESCRIPTION OF BUSINSS

Hong Kong Wetouch Electronics Technology Limited (“HK Wetouch”), formerly known as Hong Kong Vtouch Electronics Technology Limited, is a holding company that is incorporated under the laws of Hong Kong Special Administrative Region (“SAR”). It’s wholly owned subsidiary, Sichuan Wetouch Technology Co., Ltd (“Sichuan Wetouch”), (collectively with HK Wetouch referred to hereinafter as the “Company”), is primarily engaged in the business of research and development, manufacture, and distribution of touchscreen displays to customers both in domestic China and overseas. The touchscreen products, which are manufactured by the Company, are primarily for use in computer components.

The Company’s operations are primarily conducted through Sichuan Wetouch in the People’s Republic of China (“PRC”). HK Wetouch has initiated no business activity and is currently not engaging in any active business operations.

Sichuan Wetouch was formed on May 6, 2011 in the PRC and became Wholly Foreign-Owned Enterprise in PRC on February 23, 2017. On July 19, 2016, Sichuan Wetouch was 100% held by HK Wetouch.